Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (2,060)	$ 423,181	$ 408,427	$ 66,101
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(138,653)	(1,033,537)	(1,205,820)	(1,088,915)
Forgiveness of debt	(352,071)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(10,800)	5,364	19,114	67,888
Prepaid incomes taxes	23,197	0	(69,483)	0
Accounts payable and accrued expenses	108,828	(13,793)	71,342	465,428
Income taxes payable	0	88,128	(16,311)	16,311
Net cash used in operating activities	(371,559)	(530,657)	(792,731)	(473,187)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay redeeming stockholders	26,297,218	30,990,611	40,726,687	0
Cash withdrawn from Trust Account to pay franchise and income taxes	161,430	465,993	512,993	42,392
Investment of cash in Trust Account	(249,461)	(854,147)	(993,099)	(690,000)
Net cash provided by investing activities	26,209,187	30,602,457	40,246,581	647,392
Cash Flows from Financing Activities:
Proceeds from promissory notes	157,683	774,814	845,623	690,000
Proceeds from promissory note - related party	341,919	392,198	481,141	0
Repayment of promissory note - related party	0	(65,000)	(65,000)	0
Redemption of common stock			(40,726,687)	0
Redemption of common stock	(26,297,218)	(30,990,611)
Payment of offering costs			0	(7,500)
Net cash (used in) provided by financing activities	(25,797,616)	(29,888,599)	(39,464,923)	682,500
Net Change in Cash	40,012	183,201	(11,073)	(438,295)
Cash - Beginning	6	11,079	11,079	449,374
Cash - Ending	40,018	194,280	6	11,079
Supplemental cash flow information:
Cash paid for income taxes			170,000	0
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	1,497,477	703,181	688,432	66,096
Capital contribution to Trust Account	$ 0	$ 280,000	$ 280,000	$ 0